Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise Price of Warrants	$ 138
Class of Warrant or Right, Outstanding	53,900,329	53,900,329